K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006

February 19, 2016
VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-1520
Neuberger Berman Advisers Management Trust
-- Guardian Portfolio (Class I and Class S)
-- Absolute Return Multi-Manager Portfolio (Class S)

File Nos. 002-88566; 811-04255

Re:  Request for Selective Review for Post-Effective Amendment No. 76
Ladies and Gentlemen:
Transmitted herewith for filing on behalf of Neuberger Berman Advisers Management Trust ("Registrant"), pursuant to the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended ("1940 Act"), and the regulations thereunder, is Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A ("PEA 76") on behalf of its series and classes listed above.  PEA 76 includes the prospectuses ("Prospectuses") and statements of additional information ("SAIs") relating to the series and classes of the Registrant listed above.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.
The primary purpose of this filing is to amend the registration statement to reflect changes to the investment strategies of Guardian Portfolio and Absolute Return Multi-Manager Portfolio. This filing is not intended to affect the prospectus or SAI of any other previously registered series (or Class of such series) of the Registrant.
This filing also includes certain non-material changes as follows: (i) the risk disclosures in the “Principal Investment Risks” and “Additional Information about Principal Investment Risks” sections of the Prospectuses have been reorganized into alphabetical order; (ii) the Prospectuses and SAIs have been revised to reflect the entity consolidation described in a supplement filed with the SEC on December 18, 2015 (Accession No. 0000898432-15-001715); and (iii) the multi-fund SAI has been revised to reflect three reorganizations described in a Form N-14 filed with the SEC on August 18, 2015 (Accession No. 0000898432-15-000966). Please let me know if a courtesy copy redline of the Prospectuses or SAIs highlighting these non-material changes would assist in your review.

            The form of the Prospectuses and the section of the Prospectuses titled "Your Investment," and the form and text of the SAIs do not differ in any significant way from the Registrant's currently effective registration statement reviewed by the Staff in the following registration statements of the Registrant filed pursuant to Rule 485(a):

With respect to Class S shares, Post-Effective Amendment No. 70 to the Registrant's registration statement on Form N-1A filed pursuant to the 1933

Securities and Exchange Commission February 19, 2016 Page 2

Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class S shares of Absolute Return Multi-Manager Portfolio (Accession No. 0000898432-14-000200) (February 7, 2014).

With respect to Class I shares, Post-Effective Amendment No. 67 to the Registrant's registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class I shares of Large Cap Value Portfolio (Accession No. 0000894579-13-000077) (February 28, 2013).

            Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 76.  Pursuant to Rule 485(a)(1) under the 1933 Act, the Registrant has designated that this PEA 76 will become effective on May 1, 2016.  The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by March 21, 2016.  This will assist the Registrant in keeping to its prospectus printing schedule.

Please contact me at (202) 778-9021 with any questions or comments you may have.  Thank you for your attention.

Sincerely, /s/ Ndenisarya M. Bregasi Ndenisarya M. Bregasi